Non Purchased Loans	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Non Purchased Loans
Note 5. Non Purchased Loans
(In Thousands, Except Number of Loans)
“Purchased” loans are those acquired in any of the Company’s previous acquisitions. “Non purchased” loans include all of the Company’s other loans. For purposes of this Note 5, all references to “loans” mean non purchased loans.
The composition of loans, net at December 31, 2019 and 2018 is as follows:

	2019	2018
Real Estate:
Land Development and Construction	$66,428	$41,134
Farmland	15,595	14,498
1-4 Family Mortgages	87,631	88,747
Commercial Real Estate	207,604	203,595

Total Real Estate Loans	377,258	347,974

Business Loans:
Commercial and Industrial Loans	84,611	66,421
Farm Production and Other Farm Loans	683	907

Total Business Loans	85,294	67,328

Consumer Loans:
Credit Cards	1,833	1,648
Other Consumer Loans	12,060	12,372

Total Consumer Loans	13,893	14,020

Total Gross Loans	476,445	429,322

Unearned Income	(8)	(45)
Allowance for Loan Losses	(3,755)	(3,372)

Loans, net	$472,682	$425,905

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the Company’s Board of Directors for its approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing
and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.
The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.
Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value
(“LTV”) ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories or receivables with LTV ratios from 50 percent to 80 percent. Real estate mortgage loans are collateralized by personal residences with LTV ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $77,700 and $67,500 of the loans outstanding at December 31, 2019 and 2018, respectively, were variable rate loans.
In the ordinary course of business, the Company has granted loans to certain directors, significant shareholders and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2019 is presented in the following table.

Balance outstanding at December 31, 2018	$2,941

Principal additions	190

Principal reductions	(2,744)

Balance outstanding at December 31, 2019	$387

Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual
status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual
status regardless of whether such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Year-end
non-accrual
loans, segregated by class of loans, were as follows:

	2019	2018
Real Estate:
Land Development and Construction	$111	$—
Farmland	232	200
1-4 Family Mortgages	2,160	1,831
Commercial Real Estate	9,082	7,612

Total Real Estate Loans	11,585	9,643

Business Loans:
Commercial and Industrial Loans	338	76
Farm Production and Other Farm Loans	10	31

Total Business Loans	348	107

Consumer Loans:
Other Consumer Loans	60	89

Total Consumer Loans	60	89

Total non-accrual Loans	$11,993	$9,839

In the event that
non-accrual
loans had performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $555, $429 and $413 in 2019, 2018 and 2017, respectively.

An age analysis of past due loans, segregated by class of loans, as of December 31, 2019 is as follows:

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$736	$—	$736	$65,692	$66,428	$—
Farmland	171	39	210	15,385	15,595	39
1-4 Family Mortgages	3,116	777	3,893	83,738	87,631	147
Commercial Real Estate	8,511	2,080	10,591	197,013	207,604	18

Total Real Estate Loans	12,534	2,896	15,430	361,828	377,258	204

Business Loans:
Commercial and Industrial Loans	586	312	898	83,713	84,611	52
Farm Production and Other Farm Loans	17	—	17	666	683	—

Total Business Loans	603	312	915	84,379	85,294	52

Consumer Loans:
Credit Cards	45	18	63	1,770	1,833	18
Other Consumer Loans	172	42	214	11,846	12,060	—

Total Consumer Loans	217	60	277	13,616	13,893	18

Total Loans	$13,354	$3,268	$16,622	$459,823	$476,445	$274

An age analysis of past due loans, segregated by class of loans, as of December 31, 2018 is as follows:

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days	Total Past	Current	Total	Days
	Past Due	Past Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$1,494	$54	$1,548	$39,586	$41,134	$54
Farmland	779	29	808	13,690	14,498	—
1-4 Family Mortgages	3,456	330	3,786	84,961	88,747	—
Commercial Real Estate	1,059	2,981	4,040	199,555	203,595	—

Total Real Estate Loans	6,788	3,394	10,182	337,792	347,974	54

Business Loans:
Commercial and Industrial Loans	1,672	21	1,693	64,728	66,421	—
Farm Production and Other Farm Loans	9	—	9	898	907	—

Total Business Loans	1,681	21	1,702	65,626	67,328	—

Consumer Loans:
Credit Cards	16	4	20	1,628	1,648	4
Other Consumer Loans	212	33	245	12,127	12,372	15

Total Consumer Loans	228	37	265	13,755	14,020	19

Total Loans	$8,697	$3,452	$12,149	$417,173	$429,322	$73

Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all the amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. In determining which loans to evaluate for impairment, management looks at past due loans, bankruptcy filings and any situation that might lend itself to cause a borrower to be unable to repay the loan according to the original contract terms on those loans in excess of $100. If a loan is determined to be impaired and the collateral is deemed to be insufficient to fully repay the loan, a specific reserve will be established. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans or portions thereof, are charged-off
when deemed uncollectible.
Impaired loans as of December 31, by class of loans, are as follows:

2019	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$111	$58	$53	$111	$16	$56
Farmland	252	252	—	252	—	261
1-4 Family Mortgages	839	740	99	839	28	996
Commercial Real Estate	11,506	5,949	3,840	9,789	566	9,337

Total Real Estate Loans	12,708	6,999	3,992	10,991	610	10,649

Business:
Commercial and Industrial	144	—	144	144	72	72

Total Business Loans	144	—	144	144	72	72

Total Loans	$12,852	$6,999	$4,136	$11,135	$682	$10,721

2018	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	269	269	—	269	—	135
1-4 Family Mortgages	1,153	1,062	91	1,153	27	728
Commercial Real Estate	10,601	5,209	3,675	8,884	374	6,489

Total Real Estate Loans	12,023	6,540	3,766	10,306	401	7,352

Total Loans	$12,023	$6,540	$3,766	$10,306	$401	$7,352

The following table presents troubled debt restructurings segregated by class:

December 31, 2019	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$2,495

Total	3	$4,871	$2,495

December 31, 2018	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$2,782

Total	3	$4,871	$2,782

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Total at January 1, 2017	3	$3,288
Reductions due to:
Principal paydowns		(241)

Total at January 1, 2018	3	3,047
Reductions due to:
Principal paydowns		(265)

Total at January 1, 2019	3	2,782
Reductions due to:
Principal paydowns		(287)

Total at December 31, 2019	3	$2,495

The allocated allowance for loan losses attributable to restructured loans was
$-0-
and $174 at December 31, 2019 and 2018, respectively.
The Company had no commitments to lend additional funds on these troubled debt restructurings at December 31, 2019.
The Company utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.
Grade 1. MINIMAL RISK - These loans are without loss exposure to the Company. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.
Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.
Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Company. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.
Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key balance sheet ratios are usually close to peers but one or more may be higher than peers.
Grade 5. MANAGEMENT ATTENTION - Borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.
Grade 6. OTHER LOANS ESPECIALLY MENTIONED (“OLEM”) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have potential weaknesses, which may, if not checked or corrected, weaken the asset or inadequately protect the Bank’s credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.
Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.
Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.
These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2019.
The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2019:

	Satisfactory 1,2,3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$64,112	$1,682	$634	$—	$—	$66,428
Farmland	14,533	331	731	—	—	15,595
1-4 Family Mortgages	79,068	1,917	6,646	—	—	87,631
Commercial Real Estate	169,270	21,266	17,068	—	—	207,604

Total Real Estate Loans	326,983	25,196	25,079	—	—	377,258

Business Loans:
Commercial and Industrial Loans	80,289	128	4,194	—	—	84,611
Farm Production and Other Farm Loans	669	—	4	—	10	683

Total Business Loans	80,958	128	4,198	—	10	85,294

Consumer Loans:
Credit Cards	1,770	—	63	—	—	1,833
Other Consumer Loans	11,907	59	53	41	—	12,060

Total Consumer Loans	13,677	59	116	41	—	13,893

Total Loans	$421,618	$25,383	$29,393	$41	$10	$476,445

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2018:

	Satisfactory 1,2,3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$39,726	$840	$568	$—	$—	$41,134
Farmland	13,248	339	911	—	—	14,498
1-4 Family Mortgages	79,659	1,751	7,337	—	—	88,747
Commercial Real Estate	172,217	17,938	13,440	—	—	203,595

Total Real Estate Loans	304,850	20,868	22,256	—	—	347,974

Business Loans:
Commercial and Industrial Loans	63,994	81	2,346	—	—	66,421
Farm Production and Other Farm Loans	876	—	31	—	—	907

Total Business Loans	64,870	81	2,377	—	—	67,328

Consumer Loans:
Credit Cards	1,628	—	20	—	—	1,648
Other Consumer Loans	12,181	65	71	55	—	12,372

Total Consumer Loans	13,809	65	91	55	—	14,020

Total Loans	$383,529	$21,014	$24,724	$55	$—	$429,322